Property, plant and equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025
IfrsStatementLineItems [Line Items]
Construction in progress	$ 8,234	$ 31,622
Cost of goods sold [member]
IfrsStatementLineItems [Line Items]
Depreciation expenses	3,010	2,781
Permission to Operate [Member]
IfrsStatementLineItems [Line Items]
Construction in progress				$ 9,614
BESS projects [member]
IfrsStatementLineItems [Line Items]
Construction in progress				$ 13,815
IPP facilities [member] | Cost of goods sold [member]
IfrsStatementLineItems [Line Items]
Depreciation expenses			$ 170
IPP facilities [member] | Operating expenses [member]
IfrsStatementLineItems [Line Items]
Depreciation expenses	$ 4	$ 7	$ 8